UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08037

              AdvisorOne Funds

(Exact name of registrant as specified in charter)

              4020 South 147th Street, Omaha, NE                  68137

(Address of principal executive offices)               (Zip code)

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         402-493-3313

Date of fiscal year end:  4/30

Date of reporting period:7/31/05

Item 1.  Schedule of Investments.

AdvisorOne Funds

Schedule of Investments - Amerigo Fund
July 31, 2005 (Unaudited)

	Shares	Market Value
Common Stocks-1.66%
Diversified Companies-1.66%
Berkshire Hathaway, Inc- Class A*	83	$ 6,930,500
Total Common Stocks (cost $7,520,267)		6,930,500

Equity Funds-96.53%
Emerging Markets-15.54%
iShares MSCI Emerging Markets Index Fund	760,000	58,596,000
Vanguard Emerging Markets VIPERs*	120,000	6,300,000
		64,896,000
International Equity-11.86%
iShares MSCI EAFE Index Fund	536,000	28,922,560
iShares MSCI Netherlands Index Fund	397,000	7,570,790
iShares MSCI Spain Index Fund	176,000	6,265,600
iShares MSCI United Kingdom Index Fund	372,000	6,762,960
		49,521,910
Large Cap Blend-16.12%
iShares Morningstar Large Core Index Fund	115,000	7,523,300
iShares S&P 100 Index Fund	170,000	9,730,800
iShares S&P 500 Index Fund	81,200	10,044,440
SPDR Consumer Staples Select Sector Fund	994,000	23,339,120
SPDR Trust Series 1	135,000	16,704,900
		67,342,560
Large Cap Growth-9.20%
iShares Russell 1000 Growth Index Fund	136,000	6,859,840
Nasdaq-100 Index Tracking Stock	798,000	31,576,860
		38,436,700
Large Cap Value-13.73%
iShares Russell 1000 Value Index Fund	600,000	41,220,000
Vanguard Value VIPERs	285,000	16,119,600
		57,339,600
Mid Cap Blend-8.86%
iShares Morningstar Mid Core Index Fund	156,000	11,196,120
Vanguard Mid-Cap VIPERs	411,000	25,819,020
		37,015,140
Mid Cap Growth-10.10%
iShares Russell Midcap Growth Index Fund	465,000	42,175,500

AdvisorOne Funds

Schedule of Investments - Amerigo Fund (Continued)
July 31, 2005 (Unaudited)

	Shares	Market Value
Speciality-11.12%
iShares Dow Jones US Healthcare Sector Index Fund	246,000	$ 15,463,560
iShares Dow Jones US Transportation Index Fund	289,000	19,680,900
Vanguard Health Care VIPERs	210,000	11,314,800
		46,459,260

Total Equity Funds (cost $358,988,506)		403,186,670

Money Market Funds- 2.23%
Goldman Sachs Prime Obligations Fund	267,011	267,011
Milestone Treasury Obligation Portfolio- Institutional Class	9,041,067	9,041,067
Total Money Market Funds (cost $9,308,078)		9,308,078

Total Investments (cost $375,816,851)-100.42%		$ 419,425,248
Other Assets less Liabilities-(0.42)%		(1,762,344)
NET ASSETS-100.00%		$ 417,662,904

*Non-income producing security
EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts
VIPERs - Vanguard Index Participation Equity Receipts

AdvisorOne Funds

Schedule of Investments - Clermont Fund
July 31, 2005 (Unaudited)

	Shares	Market Value
Common Stocks-0.96%
Diversified Companies-0.96%
Berkshire Hathaway, Inc- Class A*	13	$ 1,085,500
Total Common Stocks (cost $1,135,236)		1,085,500

Bond Funds-14.03%
iShares IBOXX Liquid Corporates	16,200	2,542,122
iShares Lehman Aggregate Bond Fund	14,330	1,461,373
iShares Lehman 1-3 Year Treasury Bond Fund	110,000	8,882,500
Van Kampen Senior Income Trust	361,000	2,956,590
Total Bond Funds (cost $15,728,781)		15,842,585

Equity Funds-57.58%
Emerging Markets-4.28%
iShares MSCI Emerging Markets Index Fund	24,000	1,850,400
Vanguard Emerging Markets VIPERs*	57,000	2,992,500
		4,842,900
International Equity-5.56%
iShares MSCI EAFE Index Fund	75,000	4,047,000
iShares MSCI United Kingdom Index Fund	123,000	2,236,140
		6,283,140
Large Cap Blend-14.96%
iShares Morningstar Large Core Index Fund	74,000	4,841,080
iShares S&P 100 Index Fund	111,000	6,353,640
Vanguard Consumer Staples VIPERs	100,000	5,696,000
		16,890,720
Large Cap Value-4.14%
iShares Russell 1000 Value Index Fund	68,000	4,671,600

Mid Cap Blend-16.10%
iShares Morningstar Mid Core Index Fund	87,000	6,243,990
Vanguard Mid-Cap VIPERs	190,000	11,935,800
		18,179,790
Mid Cap Growth-3.21%
iShares Russell Midcap Growth Index Fund	40,000	3,628,000

Mid Cap Value-4.53%
iShares Dow Jones Select Dividend Index Fund	80,000	5,117,600

Speciality-4.80%
iShares Dow Jones US Healthcare Sector Index Fund	52,000	3,268,720
Vanguard Health Care VIPERs	40,000	2,155,200
		5,423,920

Total Equity Funds (cost $59,605,196)		65,037,670
AdvisorOne Funds

Schedule of Investments - Clermont Fund (Continued)
July 31, 2005 (Unaudited)

	Principal	Market Value
U.S. Treasury Bonds-4.71%
U.S. Treasury TIP Bond, 3.375%, due 1/15/07	$ 4,687,598	$ 4,813,394
U.S. Treasury TIP Bond, 3.625%, due 1/15/08	481,372	504,538
Total U.S. Treasury Bonds (cost $5,617,040)		5,317,932

U.S. Treasury Bills-21.41%
Due 9/8/05	2,200,000	2,192,733
Due 9/29/05	2,200,000	2,188,562
Due 10/6/05	2,200,000	2,187,414
Due 10/13/05	2,200,000	2,186,079
Due 10/20/05	2,200,000	2,184,816
Due 11/3/05	2,200,000	2,181,979
Due 11/10/05	2,200,000	2,180,456
Due 11/25/05	2,200,000	2,177,709
Due 12/15/05	2,200,000	2,173,894
Due 1/5/06	2,300,000	2,266,356
Due 1/19/06	2,300,000	2,262,601
Total U.S. Treasury Bills (cost $24,182,599)		24,182,599

Money Market Funds- 0.44%	Shares
Goldman Sachs Prime Obligation Fund	74,979	74,979
Milestone Treasury Obligation Portfolio- Institutional Class	418,583	418,583
Total Money Market Funds (cost $493,562)		493,562

Total Investments (cost $106,762,414 )- 99.13%		$ 111,959,848
Other Assets less Liabilities - 0.87%		978,985
NET ASSETS-100.00%		$ 112,938,833

* Non-income producing security
EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depository Receipts
TIP- Treasury Inflation Protected
VIPERs - Vanguard Index Participation Equity Receipts

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.   NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  In the absence of a last sale price, securities are valued using the last available bid price.   U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type.   Money market funds are valued at original cost which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Amerigo Fund and the Clermont Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

*/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date       9/29/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date            9/29/2005

By (Signature and Title)

*/s/ Michael J. Wagner

       Michael J. Wagner, Treasurer

Date            9/29/2005